Post-employment Benefits - Summary of Allocation of Plan Assets and Allocation Target by Type of Asset (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Fair Value	R$ 17,588	R$ 16,520	R$ 13,633
Percentage of allocation	100.00%	100.00%	100.00%
Fixed income securities [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 16,851	R$ 15,134	R$ 12,369
Percentage of allocation	95.81%	91.61%	90.73%
Variable income securities [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 19	R$ 685	R$ 537
Percentage of allocation	0.11%	4.15%	3.94%
Structured investments [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 24	R$ 9	R$ 27
Percentage of allocation	0.14%	0.05%	0.20%
Real estate [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 615	R$ 623	R$ 633
Percentage of allocation	3.49%	3.77%	4.64%
Loans to participants [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 79	R$ 69	R$ 67
Percentage of allocation	0.45%	0.42%	0.49%
Subsequent Event 1 [member] | Fixed income securities [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	53.00%
Subsequent Event 1 [member] | Fixed income securities [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	100.00%
Subsequent Event 1 [member] | Variable income securities [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	0.00%
Subsequent Event 1 [member] | Variable income securities [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	20.00%
Subsequent Event 1 [member] | Structured investments [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	0.00%
Subsequent Event 1 [member] | Structured investments [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	10.00%
Subsequent Event 1 [member] | Real estate [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	0.00%
Subsequent Event 1 [member] | Real estate [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	7.00%
Subsequent Event 1 [member] | Loans to participants [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	0.00%
Subsequent Event 1 [member] | Loans to participants [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of allocation	5.00%